Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	December 31, 2020	December 31, 2019
Current Federal and State	$-	$-
Deferred Federal and State	698,303	(698,303)
Total provision (benefit) for income taxes	$698,303	$(698,303)

Schedule of reconciliation of effective income tax rate
	December 31, 2020	December 31, 2019
Federal tax	$(4,382,602)	$(1,229,797)
State tax, net of Federal benefit	(891,129)	(250,059)
Change in warrant value	537,535	-
Write-off of acquisition and other receivables	238,540	-
Other	108,439	71,971
Valuation allowance	5,087,396	709,582
Total income tax provision (benefit)	$698,303	$(698,303)
Effective tax rate	(3.3)%	11.92%

Schedule of major components of deferred tax assets and liabilities
	December 31, 2020	December 31, 2019
Deferred tax assets
Inventory	$107,398	$107,398
Accrued expenses	1,589,889	792,845
Interest limitation	319,698	191,886
Other	6,597	-
Lease liability	398,820	505,591
Loss carryforward	3,791,146	339,287
Valuation allowance	(5,796,978)	(709,582)
Total deferred tax assets	$416,595	$1,227,425

Deferred tax liabilities
Other	-	(94)
Right of use assets	(398,820)	(505,591)
Intangibles	$(17,775)	$(23,437)
Total deferred tax liabilities	$(416,595)	$(529,122)

Total net deferred income tax assets (liabilities)	$-	$698,303

Schedule of income tax returns are open to examination by the Internal revenue service and various state jurisdictions
	December 31, 2020	December 31, 2019
Net deferred tax asset (liability)	$5,796,978	$1,407,885
Valuation allowance	$(5,796,978)	$(709,852)